Pension commitments, Defined Benefit Obligation (Details) - USD ($) $ in Millions	12 Months Ended		18 Months Ended
	Oct. 31, 2019	Apr. 30, 2017	Oct. 31, 2018
Defined Benefit Obligations [Abstract]
Current service cost	$ 9.0	$ 0.5	$ 12.6
Contributions by plan participants	0.3		0.5
Re-measurements - actuarial (gains) and losses [Abstract]
Experience	32.0	(3.4)	8.9
Effects of movements in exchange rates	(0.6)		1.1
Scheme Assets [Member]
Defined Benefit Obligations [Abstract]
Beginning of period	(110.8)		(5.7)
HPE Software business acquisition			(110.0)
Reclassification to assets held for sale	(0.2)		3.6
Benefits paid	4.4		9.4
Contributions by plan participants	(1.8)		(2.3)
Contribution by employer	(4.5)		(4.0)
Interest cost/(income)	(1.8)		(2.4)
Re-measurements - actuarial (gains) and losses [Abstract]
Actuarial return on assets excluding amounts included in interest income	(5.9)		(0.6)
Reclassification from defined contribution scheme to defined benefit scheme			(3.4)
Total increase (decrease) in net defined benefit liability (asset)	(5.9)		(4.0)
Effects of movements in exchange rates	0.5		4.6
End of period	(120.1)	(5.7)	(110.8)
Scheme Assets [Member] | Germany [Member]
Defined Benefit Obligations [Abstract]
Beginning of period	(82.1)		(5.7)
HPE Software business acquisition			(77.0)
Reclassification to assets held for sale	0.0		0.7
Benefits paid	0.3		0.1
Contributions by plan participants	(1.5)		(1.5)
Contribution by employer	(0.3)		(0.1)
Interest cost/(income)	(1.5)		(2.0)
Re-measurements - actuarial (gains) and losses [Abstract]
Actuarial return on assets excluding amounts included in interest income	(8.0)		(0.2)
Reclassification from defined contribution scheme to defined benefit scheme			0.0
Total increase (decrease) in net defined benefit liability (asset)	(8.0)		(0.2)
Effects of movements in exchange rates	1.1		3.6
End of period	(92.0)	(5.7)	(82.1)
Scheme Assets [Member] | Rest of World [Member]
Defined Benefit Obligations [Abstract]
Beginning of period	(28.7)		0.0
HPE Software business acquisition			(33.0)
Reclassification to assets held for sale	(0.2)		2.9
Benefits paid	4.1		9.3
Contributions by plan participants	(0.3)		(0.8)
Contribution by employer	(4.2)		(3.9)
Interest cost/(income)	(0.3)		(0.4)
Re-measurements - actuarial (gains) and losses [Abstract]
Actuarial return on assets excluding amounts included in interest income	2.1		(0.4)
Reclassification from defined contribution scheme to defined benefit scheme			(3.4)
Total increase (decrease) in net defined benefit liability (asset)	2.1		(3.8)
Effects of movements in exchange rates	(0.6)		1.0
End of period	(28.1)	0.0	(28.7)
Defined Benefit Obligations [Member]
Defined Benefit Obligations [Abstract]
Beginning of period	221.2		36.5
HPE Software business acquisition			181.5
Reclassification to assets held for sale	0.5		(9.1)
Current service cost	9.1		12.9
Past service credit	0.0		(5.5)
Benefits paid	(4.6)		(9.6)
Contributions by plan participants	1.8		2.5
Contribution by employer	0.0		0.0
Interest cost/(income)	4.2		5.2
Re-measurements - actuarial (gains) and losses [Abstract]
Demographic	1.6		(0.3)
Financial	38.8		11.1
Experience	(8.4)		(1.9)
Actuarial return on assets excluding amounts included in interest income	0.0		0.0
Reclassification from defined contribution scheme to defined benefit scheme			5.5
Total increase (decrease) in net defined benefit liability (asset)	32.0		14.4
Effects of movements in exchange rates	(2.7)		(7.6)
End of period	261.5	36.5	221.2
Defined Benefit Obligations [Member] | Germany [Member]
Defined Benefit Obligations [Abstract]
Beginning of period	173.8		36.5
HPE Software business acquisition			121.1
Reclassification to assets held for sale	0.3		(4.8)
Current service cost	6.0		7.7
Past service credit	0.0		(0.8)
Benefits paid	(0.4)		(0.3)
Contributions by plan participants	1.5		1.5
Contribution by employer	0.0		0.0
Interest cost/(income)	3.1		4.0
Re-measurements - actuarial (gains) and losses [Abstract]
Demographic	1.6		(0.1)
Financial	34.0		13.8
Experience	(3.2)		0.5
Actuarial return on assets excluding amounts included in interest income	0.0		0.0
Reclassification from defined contribution scheme to defined benefit scheme			0.0
Total increase (decrease) in net defined benefit liability (asset)	32.4		14.2
Effects of movements in exchange rates	(3.2)		(5.3)
End of period	213.5	36.5	173.8
Defined Benefit Obligations [Member] | Rest of World [Member]
Defined Benefit Obligations [Abstract]
Beginning of period	47.4		0.0
HPE Software business acquisition			60.4
Reclassification to assets held for sale	0.2		(4.3)
Current service cost	3.1		5.2
Past service credit	0.0		(4.7)
Benefits paid	(4.2)		(9.3)
Contributions by plan participants	0.3		1.0
Contribution by employer	0.0		0.0
Interest cost/(income)	1.1		1.2
Re-measurements - actuarial (gains) and losses [Abstract]
Demographic	0.0		(0.2)
Financial	4.8		(2.7)
Experience	(5.2)		(2.4)
Actuarial return on assets excluding amounts included in interest income	0.0		0.0
Reclassification from defined contribution scheme to defined benefit scheme			5.5
Total increase (decrease) in net defined benefit liability (asset)	(0.4)		0.2
Effects of movements in exchange rates	0.5		(2.3)
End of period	48.0	0.0	47.4
Retirement Benefit Obligations [Member]
Defined Benefit Obligations [Abstract]
Beginning of period	110.4		30.8
HPE Software business acquisition			71.5
Reclassification to assets held for sale	0.3		(5.5)
Current service cost	9.1		12.9
Past service credit	0.0		(5.5)
Benefits paid	(0.2)		(0.2)
Contributions by plan participants	0.0		0.2
Contribution by employer	(4.5)		(4.0)
Interest cost/(income)	2.4		2.8
Re-measurements - actuarial (gains) and losses [Abstract]
Demographic	1.6		(0.3)
Financial	38.8		11.1
Experience	(8.4)		(1.9)
Actuarial return on assets excluding amounts included in interest income	(5.9)		(0.6)
Reclassification from defined contribution scheme to defined benefit scheme			2.1
Total increase (decrease) in net defined benefit liability (asset)	26.1		10.4
Effects of movements in exchange rates	(2.2)		(3.0)
End of period	141.4	30.8	110.4
Retirement Benefit Obligations [Member] | Germany [Member]
Defined Benefit Obligations [Abstract]
Beginning of period	91.7		30.8
HPE Software business acquisition			44.1
Reclassification to assets held for sale	0.3		(4.1)
Current service cost	6.0		7.7
Past service credit	0.0		(0.8)
Benefits paid	(0.1)		(0.2)
Contributions by plan participants	0.0		0.0
Contribution by employer	(0.3)		(0.1)
Interest cost/(income)	1.6		2.0
Re-measurements - actuarial (gains) and losses [Abstract]
Demographic	1.6		(0.1)
Financial	34.0		13.8
Experience	(3.2)		0.5
Actuarial return on assets excluding amounts included in interest income	(8.0)		(0.2)
Reclassification from defined contribution scheme to defined benefit scheme			0.0
Total increase (decrease) in net defined benefit liability (asset)	24.4		14.0
Effects of movements in exchange rates	(2.1)		(1.7)
End of period	121.5	30.8	91.7
Retirement Benefit Obligations [Member] | Rest of World [Member]
Defined Benefit Obligations [Abstract]
Beginning of period	18.7		0.0
HPE Software business acquisition			27.4
Reclassification to assets held for sale	0.0		(1.4)
Current service cost	3.1		5.2
Past service credit	0.0		(4.7)
Benefits paid	(0.1)		0.0
Contributions by plan participants	0.0		0.2
Contribution by employer	(4.2)		(3.9)
Interest cost/(income)	0.8		0.8
Re-measurements - actuarial (gains) and losses [Abstract]
Demographic	0.0		(0.2)
Financial	4.8		(2.7)
Experience	(5.2)		(2.4)
Actuarial return on assets excluding amounts included in interest income	2.1		(0.4)
Reclassification from defined contribution scheme to defined benefit scheme			2.1
Total increase (decrease) in net defined benefit liability (asset)	1.7		(3.6)
Effects of movements in exchange rates	(0.1)		(1.3)
End of period	$ 19.9	$ 0.0	$ 18.7